Consolidated Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue (Note 21)	$ 1,213,028	$ 1,158,519	$ 1,053,019
Cost of sales	924,244	911,644	834,136
Gross profit	288,784	246,875	218,883
Selling, general and administrative expenses	157,486	136,674	122,466
Research expenses	11,196	12,527	12,024
Operating expenses	168,682	149,201	134,490
Operating profit before manufacturing facility closures, restructuring and other related charges	120,102	97,674	84,393
Manufacturing facility closures, restructuring and other related charges (Note 4)	4,328	5,136	7,060
Operating profit	115,774	92,538	77,333
Finance costs (income) (Note 3)
Interest	29,436	31,690	17,072
Other (income) expense, net	(6,238)	3,314	3,810
Finance costs (income)	23,198	35,004	20,882
Earnings before income tax expense	92,576	57,534	56,451
Income tax expense (benefit) (Note 5)
Current	25,595	17,195	934
Deferred	(6,474)	(885)	8,868
Income tax expense (benefit)	19,121	16,310	9,802
Net earnings	73,455	41,224	46,649
Net earnings (loss) attributable to:
Company shareholders	72,670	41,216	46,753
Non-controlling interests	785	8	(104)
Net earnings	$ 73,455	$ 41,224	$ 46,649
Earnings per share attributable to Company shareholders (Note 6)
Basic (in dollars per share)	$ 1.23	$ 0.70	$ 0.79
Diluted (in dollars per share)	$ 1.22	$ 0.70	$ 0.79